Liquidity Risk and Going Concern	12 Months Ended
Dec. 31, 2025
Liquidity Risk and Going Concern [Abstract]
Liquidity risk and going concern

Note 2 – Liquidity risk and going concern

As reflected in the accompanying condensed consolidated financial statements, the Company reported consecutive years of net loss of $3,857,970, $2,433,536 and $3,598,480 for the years ended December 31, 2025, 2024 and 2023, respectively. In assessing its liquidity, management monitors and analyzes the Company’s working capital and cash flow requirements, its ability to generate sufficient cash inflows, and manage its operating and capital expenditure commitments.

On December 11, 2025, the Company entered into a sales agreement with a sales agent (“AGP”) with respect to an at-the-market offering program (“ATM Program”) under which the Company may, from time to time in its sole discretion, issue and sell through AGP, acting as sales agent or principal, up to $200 million of ordinary shares of the Company, par value $0.00025 per share. On April 17, 2026, the Company and AGP agreed to terminate the Sales Agreement and the ATM Program, effective immediately (the “Termination”). As of April 17, 2026, the Company had sold 1,888,895 ordinary shares (post share consolidation) under the ATM program pursuant to the Sales Agreement and the aggregate gross proceeds from the ATM program were approximately $32.9 million.

Based on the Company’s latest cash flows projection, management believes the operating activities and existing funds can provide sufficient liquidity for the Company to meet its working capital requirement for at least 12 months through December 31, 2026.

The accompanying condensed consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability and or classification of the recorded asset amounts and or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.